LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT	3 Months Ended
Mar. 31, 2024
Basic earnings per share [abstract]
LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT	LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
The calculation of the basic loss per share amount is based on the loss for the period attributable to ordinary equity holders of Legend Biotech Corporation, and the weighted average number of ordinary shares of 364,010,429 and 330,497,072 in issue during the three months ended March 31, 2024 and 2023, respectively.
The calculation of the diluted earnings per share amount is based on the loss for the period attributable to ordinary equity holders of the parent. The weighted average number of ordinary shares used in the calculation is the number of ordinary shares in issue during the period, as used in the basic earnings per share calculation, and the weighted average number of ordinary shares assumed to have been issued at no consideration on the deemed exercise of all dilutive potential ordinary shares into ordinary shares.
No adjustment has been made to the basic loss per share amounts presented for the three months ended March 31, 2024 and 2023, as the impact of the outstanding share options and RSU had an anti-dilutive effect on the basic loss per share amounts presented.
The calculations of basic and diluted loss per share are based on:

	Three months ended March 31,
	2024	2023
	US$’000 (Unaudited)	US$’000 (Unaudited)
Losses
Loss attributable to ordinary equity holders of the parent, used in the basic earnings per share calculation	(59,793)	(112,101)

	Number of shares Three months ended March 31,
	2024	2023
	(Unaudited)	(Unaudited)
Shares
Weighted average number of ordinary shares in issue during the period used in the basic earnings per share calculation	364,010,429	330,497,072